Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income
Schedule of changes in accumulated other comprehensive income (loss)

		Unrealized Gain (Loss) on:					Less: OCI	Total
	Foreign	Cash	Hedge of	Available	Defined	Share of	attributable to	AOCI
	Currency	Flow	Net	for Sale	Benefit	OCI of	non-controlling	attributable to
	Translation	Hedges	Investment	Securities	Plans	Associate	interest	IGT PLC

Balance as of December 31, 2012	158,791	697	(5,892)	220	(1,628)	—	1,361	153,549
OCI before reclassifications	(52,331)	(1,780)	494	3,913	(1,725)	—	229	(51,200)
Amounts reclassified from AOCI	—	(1,011)	—	—	—	—	—	(1,011)
Tax effect	6,902	764	(161)	(1,144)	582	—	—	6,943

OCI	(45,429)	(2,027)	333	2,769	(1,143)	—	229	(45,268)

Balance as of December 31, 2013	113,362	(1,330)	(5,559)	2,989	(2,771)	—	1,590	108,281
OCI before reclassifications	62,514	4,059	1,861	2,845	(2,055)	(748)	(905)	67,571
Amounts reclassified from AOCI	—	(640)	—	—	—	—	—	(640)
Tax effect	(17,745)	(1,118)	(801)	(815)	470	—	—	(20,009)

OCI	44,769	2,301	1,060	2,030	(1,585)	(748)	(905)	46,922

Balance as of December 31, 2014	158,131	971	(4,499)	5,019	(4,356)	(748)	685	155,203
OCI before reclassifications	60,079	(594)	—	(3,046)	395	—	304	57,138
Amounts reclassified from AOCI	—	(244)	—	—	—	—	—	(244)
Tax effect	(14,024)	254	(64)	(3,259)	(166)	—	—	(17,259)

OCI	46,055	(584)	(64)	(6,305)	229	—	304	39,635

Balance as of December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838